SHAREHOLDERS' EQUITY (Detail Textuals) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
	Apr. 14, 2020 shares	Oct. 10, 2018 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Mar. 16, 2020 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 ₪ / shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares shares
Ordinary shares, par value | ₪ / shares								₪ 0.01		₪ 0.01
Ordinary shares, shares authorized | shares									200,000,000	200,000,000
Proceeds from warrant exercised						$ 0	$ 425
Options granted | shares						1,497,500
Stock options granted, exercise price, minimum | $ / shares						$ 1.9
Stock options granted, exercise price, maximum | $ / shares						$ 5
Vesting period						4 years
Weighted average fair value of options granted during period | $ / shares						$ 1.94	$ 5.54
Share based compensation stock options						$ 2,092	$ 1,805
Unrecognized estimated compensation cost									$ 11,614
Period over which compensation expense will be recognized						2 years 10 months 6 days
Total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share | shares						8,504,958	6,242,283
Employee Stock Purchase Plan [Member]
Number of shares purchased for ESPP | shares						275,854
Ordinary shares available for issuance | shares | shares									324,146
Share based compensation ESPP						$ 97	$ 111
Warrant [Member]
Warrants purchase to ordinary shares | shares							89,557		0
Proceeds from warrant exercised						0	$ 425
Warrants purchase to ordinary shares remain outstanding | shares									297,469
Agreement [Member] | Registered direct offering [Member]
Value of shares issued			$ 19,767
Issuance expenses			$ 1,233
Ordinary shares, shares authorized | shares			5,316,457
Warrants purchase to ordinary shares | shares			4,253,165
Offering price per share | $ / shares			$ 3.95
Exercise price of warrants | $ / shares			$ 4.74
Expiration period of warrants			5 years
Master Clinical Agreement [Member]
Proceeds from issuance of common stock		$ 2,424,243
Issuance of shares, net, shares | shares				2,332,815
Offering price per share | $ / shares		$ 4.95		$ 8.57333
Equity investment		$ 12,000		$ 20,000
Percentage of closing price		33.00%		33.00%
Collaborative Arrangements [Member]
Issuance expenses						91
Relative fair value of deferred participation									$ 4,121
Proceeds from equity investments						7,788
Collaborative Arrangements Two [Member]
Issuance expenses						42
Relative fair value of deferred participation									$ 5,000
Proceeds from equity investments						$ 14,958
SVB Leerink LLC and Stifel, Nicolaus & Company [Member]
Issuance of shares, net, shares | shares					8,333,334	8,816,339
Issuance expenses						$ 5,200
Offering price per share | $ / shares					$ 9
Proceeds from ordinary shares in offering						$ 74,147
SVB Leerink LLC and Stifel, Nicolaus & Company [Member] | Underwriters [Member]
Issuance of shares, net, shares | shares	483,005
Offering price per share | $ / shares					$ 8.46